Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table sets forth information concerning the relationship between executive compensation actually paid to our Principal Executive Officer (PEO) and to other Named Executive Officers (NEOs) and certain financial performance of the Company for the years ended December 31, 2022, 2021 and 2020. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”.

									Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for PEO ($)		Compensation Actually Paid to PEO (1) ($) )		Average Summary Compensation Table Total for Non-PEO NEOs (2) ($)		Average Compensation Actually Paid to Non-PEO NEOs (3) ($)		Cumulative Total Shareholder Return		Peer Group (4) Cumulative Total Shareholder Return		Net Income (5) ($ in millions)	Adjusted EBITDA (6) ($ in millions)

(a)	(b)		(c)		(d)		(e)		(f)		(g)		(h)	(i)

2022	2,106,406		1,419,262		937,368		764,417		138.29		88.19		390	570

2021	10,991,346	(7)	11,198,243	(7)	3,089,441	(7)	3,111,001	(7)	145.74		105.12		495	607

2020	4,624,167		(1,699,838)		1,522,770		179,947		—	(8)	—	(8)	80	440

(1)
The dollar amounts reported in this column (c) represent the amount of “compensation actually paid” to Mr. Rabiller, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rabiller during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rabiller’s total compensation for each applicable year to determine the compensation actually
paid. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

	Year

	2022	2021	2020

PEO Summary Compensation Table Total (b)	2,106,406	10,991,346	4,624,167

Aggregate Change in Actuarial Present Value of Pension Benefits (-)	97,904	165,233	114,388

Actuarial Present Value of Pension Benefits Attributable to Service (+)	81,738	81,738	78,690

Grant Date Fair Value of Stock and Option Awards (-)	0	7,602,860	3,582,093

Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year (+)	0	7,066,919	0

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	(547,355)	0	(2,321,173)

Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year (+)	0	0	0

Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year (+)	(123,623)	919,339	(424,938)

Fair Value at the end of the Prior Year of Equity Awards that Fail to Meet Vesting Conditions (-)	0	93,006	0

Dollar Value of Dividends or Earnings Paid on Equity Awards Not Otherwise Included in Total Compensation (+)	0	0	0

Retention Award Modification Charge (+)	0	0	39,898

Compensation Actually Paid to PEO (c)	1,419,262	11,198,243	(1,699,838)
(2)
The names of each of the NEOs (excluding Mr. Rabiller) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Deason, Mabru, Balis, and Maironi; (ii) for 2021, Messrs. Deason, Mabru, Balis, and Maironi; and (iii) for 2020, Messrs. Deason, Mabru, Balis, Maironi, and Peter Bracke.

(3)
The dollar amounts reported in this column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Rabiller), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Rabiller) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Rabiller) for each year to determine the compensation actually paid, using the same methodology described above in Note 2. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

	Year

	2022	2021	2020

Average Summary Compensation Table Total for Non-PEO NEOs (d)	937,368	3,089,441	1,522,770

Aggregate Change in Actuarial Present Value of Pension Benefits (-)	84,842	94,105	69,795

Actuarial Present Value of Pension Benefits Attributable to Service (+)	74,621	58,427	52,286

Grant Date Fair Value of Stock and Option Awards (-)	0	1,843,894	629,826

Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year (+)	0	1,713,914	0

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	(132,748)	0	(479,123)

Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year (+)	0	0	0

Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year (+)	(29,982)	204,185	(249,081)

Fair Value at the end of the Prior Year of Equity Awards that Fail to Meet Vesting Conditions (-)	0	16,968	0

Dollar Value of Dividends or Earnings Paid on Equity Awards Not Otherwise Included in Total Compensation (+)	0	0	0

Retention Award Modification Charge (+)	0	0	32,715

Average Compensation Actually Paid to Non-PEO NEOs (e)	764,417	3,111,001	179,947

(4)
The peer group used for this purpose consists of Adient plc, Allison Transmission Holdings, Inc., American Axle & Manufacturing Holdings, Inc., Aptiv PLC, Autoliv Inc., BorgWarner Inc., Dana Incorporated, Gentex Corporation, Lear Corporation, Magna International Inc. and Visteon Corporation (the “Peer Group”), which are the peer group companies indicated in our Annual Report on Form 10-K for the year ended December 31, 2022 filed with the SEC on February 14, 2023.

(5)	The dollar amounts reported in this column (h) represent the amount of net income reflected in our audited financial statements for the applicable year.

(6)
Adjusted EBITDA is defined as our net income calculated in accordance with U.S. GAAP, plus the sum of net interest expense, tax expense and depreciation, further adjusted for reorganization items, stock compensation expense, non-operating income/expense, repositioning charges, legacy environmental costs, discounting costs on factoring and loss on extinguishment of debt. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

(7)
The dollar amounts reported as compensation to our NEOs in 2021 is significantly larger than the compensation in 2020 or 2022 as a result of the Emergence Grants made to our NEOs in 2021. Each Emergence Grant was sized in excess of a standard annual grant in order to align incentives as of the Company’s Emergence and with the intention of covering equity grants for fiscal years 2021 and 2022. Accordingly, no equity grants were made for fiscal year 2022.

(8)
In accordance with SEC guidance, we have reported in columns (f) and (g) the cumulative TSR and weighted peer group TSR measured only from April 30, 2021, which is the date the Company began issuing the new class of common stock pursuant to the Revised Amended Plan of Reorganization following the Company’s Emergence, to December 31,
2022
.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The names of each of the NEOs (excluding Mr. Rabiller) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Deason, Mabru, Balis, and Maironi; (ii) for 2021, Messrs. Deason, Mabru, Balis, and Maironi; and (iii) for 2020, Messrs. Deason, Mabru, Balis, Maironi, and Peter Bracke.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose consists of Adient plc, Allison Transmission Holdings, Inc., American Axle & Manufacturing Holdings, Inc., Aptiv PLC, Autoliv Inc., BorgWarner Inc., Dana Incorporated, Gentex Corporation, Lear Corporation, Magna International Inc. and Visteon Corporation (the “Peer Group”), which are the peer group companies indicated in our Annual Report on Form 10-K for the year ended December 31, 2022 filed with the SEC on February 14, 2023.
PEO Total Compensation Amount	$ 2,106,406	$ 10,991,346	$ 4,624,167
PEO Actually Paid Compensation Amount	$ 1,419,262	11,198,243	(1,699,838)
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
The dollar amounts reported in this column (c) represent the amount of “compensation actually paid” to Mr. Rabiller, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rabiller during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rabiller’s total compensation for each applicable year to determine the compensation actually
paid. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

	Year

	2022	2021	2020

PEO Summary Compensation Table Total (b)	2,106,406	10,991,346	4,624,167

Aggregate Change in Actuarial Present Value of Pension Benefits (-)	97,904	165,233	114,388

Actuarial Present Value of Pension Benefits Attributable to Service (+)	81,738	81,738	78,690

Grant Date Fair Value of Stock and Option Awards (-)	0	7,602,860	3,582,093

Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year (+)	0	7,066,919	0

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	(547,355)	0	(2,321,173)

Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year (+)	0	0	0

Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year (+)	(123,623)	919,339	(424,938)

Fair Value at the end of the Prior Year of Equity Awards that Fail to Meet Vesting Conditions (-)	0	93,006	0

Dollar Value of Dividends or Earnings Paid on Equity Awards Not Otherwise Included in Total Compensation (+)	0	0	0

Retention Award Modification Charge (+)	0	0	39,898

Compensation Actually Paid to PEO (c)	1,419,262	11,198,243	(1,699,838)

Non-PEO NEO Average Total Compensation Amount	$ 937,368	3,089,441	1,522,770
Non-PEO NEO Average Compensation Actually Paid Amount	$ 764,417	3,111,001	179,947
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The dollar amounts reported in this column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Rabiller), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Rabiller) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Rabiller) for each year to determine the compensation actually paid, using the same methodology described above in Note 2. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

	Year

	2022	2021	2020

Average Summary Compensation Table Total for Non-PEO NEOs (d)	937,368	3,089,441	1,522,770

Aggregate Change in Actuarial Present Value of Pension Benefits (-)	84,842	94,105	69,795

Actuarial Present Value of Pension Benefits Attributable to Service (+)	74,621	58,427	52,286

Grant Date Fair Value of Stock and Option Awards (-)	0	1,843,894	629,826

Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year (+)	0	1,713,914	0

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	(132,748)	0	(479,123)

Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year (+)	0	0	0

Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year (+)	(29,982)	204,185	(249,081)

Fair Value at the end of the Prior Year of Equity Awards that Fail to Meet Vesting Conditions (-)	0	16,968	0

Dollar Value of Dividends or Earnings Paid on Equity Awards Not Otherwise Included in Total Compensation (+)	0	0	0

Retention Award Modification Charge (+)	0	0	32,715

Average Compensation Actually Paid to Non-PEO NEOs (e)	764,417	3,111,001	179,947

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
In accordance with SEC guidance, we have calculated our own cumulative TSR and the weighted peer group TSR from April 30, 2021 through December 31, 2021 and, further, through December 31, 2022. We use April 30, 2021 as the starting point because this is the date the Company began trading under its new class of common stock upon its Emergence.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As demonstrated by the following table, the amount of compensation actually paid (CAP) to Mr. Rabiller and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rabiller, “Avg. Non-PEO NEO CAP”) is generally aligned with the Company’s net income over the three years presented in the table. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure Adjusted EBITDA, which the Company does use for when setting goals in the Company’s short-term incentive compensation program and the performance-based RSUs that are awarded to the NEOs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Adjusted EBITDA
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Rabiller and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rabiller) is generally aligned with the Company’s Adjusted EBITDA over the three years presented in the table.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
In accordance with SEC guidance, we have calculated our own cumulative TSR and the weighted peer group TSR from April 30, 2021 through December 31, 2021 and, further, through December 31, 2022. We use April 30, 2021 as the starting point because this is the date the Company began trading under its new class of common stock upon its Emergence.

Tabular List [Table Text Block]
Narrative Disclosure to Pay Versus Performance Table
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The following were the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance:

•	Adjusted EBITDA

•	Adjusted EBITDA Margin

•	Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 138.29	145.74	0
Peer Group Total Shareholder Return Amount	88.19	105.12	0
Net Income (Loss)	$ 390,000,000	$ 495,000,000	$ 80,000,000
Company Selected Measure Amount	570	607	440
PEO Name	Mr. Rabiller
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
PEO [Member] | Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (97,904)	$ (165,233)	$ (114,388)
PEO [Member] | Actuarial Present Value of Pension Benefits Attributable to Service [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	81,738	81,738	78,690
PEO [Member] | Grant Date Fair Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(7,602,860)	(3,582,093)
PEO [Member] | Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	7,066,919	0
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(547,355)	0	(2,321,173)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(123,623)	919,339	(424,938)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Fail to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(93,006)	0
PEO [Member] | Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Retention Award Modification Charge [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	39,898
Non-PEO NEO [Member] | Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(84,842)	(94,105)	(69,795)
Non-PEO NEO [Member] | Actuarial Present Value of Pension Benefits Attributable to Service [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	74,621	58,427	52,286
Non-PEO NEO [Member] | Grant Date Fair Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,843,894)	(629,826)
Non-PEO NEO [Member] | Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,713,914	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(132,748)	0	(479,123)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(29,982)	204,185	(249,081)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Fail to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(16,968)	0
Non-PEO NEO [Member] | Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Retention Award Modification Charge [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 32,715